Portfolio of Investments
Columbia Pyrford International Stock Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.0%
Issuer	Shares	Value ($)
Australia 10.2%
Brambles Ltd.	1,413,827	11,018,625
Computershare Ltd.	536,601	8,890,921
Endeavour Group Ltd.	281,010	1,459,569
QBE Insurance Group Ltd.	829,019	7,138,521
Rio Tinto Ltd.	68,318	5,589,594
Woodside Energy Group Ltd.	468,605	9,885,858
Woolworths Group Ltd.	387,988	9,624,467
Total		53,607,555
Finland 2.7%
KONE OYJ, Class B	104,283	5,325,408
Sampo OYJ, Class A	198,822	8,993,314
Total		14,318,722
France 7.4%
Air Liquide SA	59,208	10,371,340
Bureau Veritas A	272,139	7,863,740
Euroapi SA(a)	4,716	68,551
Legrand SA	90,119	7,810,068
Rubis SCA	131,910	3,994,388
Sanofi	80,614	8,626,340
Total		38,734,427
Germany 8.0%
Brenntag SE	134,171	10,381,692
Deutsche Post AG	222,484	9,207,200
Fielmann AG	126,299	6,840,409
GEA Group AG	130,468	5,219,036
SAP SE	103,023	10,327,748
Total		41,976,085
Hong Kong 4.7%
AIA Group Ltd.	812,200	8,414,542
ASM Pacific Technology Ltd.	435,070	3,961,188
Power Assets Holdings Ltd.	991,569	6,474,148
VTech Holdings Ltd.	821,700	6,140,154
Total		24,990,032
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 2.0%
PT Bank Rakyat Indonesia Persero Tbk	16,913,700	5,357,856
PT Telekomunikasi Indonesia Persero Tbk	17,968,300	5,304,812
Total		10,662,668
Japan 13.5%
ABC-Mart, Inc.	188,400	8,032,197
Japan Tobacco, Inc.	912,568	16,610,511
KDDI Corp.	318,700	11,118,198
Mitsubishi Electric Corp.	1,020,800	11,185,004
Nabtesco Corp.	273,300	6,473,851
Nihon Kohden Corp.	350,400	8,276,231
Sumitomo Rubber Industries Ltd.	630,100	5,740,784
Toyota Tsusho Corp.	100,400	3,832,449
Total		71,269,225
Malaysia 2.9%
Axiata Group Bhd	7,334,600	5,376,462
Malayan Banking Bhd	4,864,800	10,103,139
Total		15,479,601
Netherlands 4.0%
Koninklijke Philips NV	133,630	3,444,536
Koninklijke Vopak NV	233,892	6,698,914
Shell PLC	198,628	5,874,615
Wolters Kluwer NV	50,853	5,017,742
Total		21,035,807
Norway 2.1%
Telenor ASA	787,898	10,879,382
Singapore 5.8%
ComfortDelGro Corp., Ltd.	6,948,500	7,272,608
Singapore Technologies Engineering Ltd.	1,268,900	3,802,666
Singapore Telecommunications Ltd.	5,227,707	9,852,834
United Overseas Bank Ltd.	445,302	9,542,737
Total		30,470,845
Columbia Pyrford International Stock Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Pyrford International Stock Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 1.5%
ASSA ABLOY AB, Class B	96,739	2,384,721
Atlas Copco AB, Class A	202,028	2,267,287
Atlas Copco AB, Class A(a)	64,330	52,566
Essity AB, Class B	117,155	3,077,250
Total		7,781,824
Switzerland 11.2%
Geberit AG	5,026	2,759,761
Givaudan SA	781	2,872,951
Nestlé SA, Registered Shares	119,286	14,590,733
Novartis AG, Registered Shares	132,552	12,040,999
Roche Holding AG, Genusschein Shares	39,960	13,618,014
Schindler Holding AG	14,958	3,077,407
SGS SA, Registered Shares	1,409	3,503,503
Zurich Insurance Group AG	13,533	6,197,770
Total		58,661,138
Taiwan 3.1%
Advantech Co., Ltd.	285,000	3,517,138
Chunghwa Telecom Co., Ltd.	1,275,000	5,541,284
Merida Industry Co., Ltd.	89,000	793,898
Taiwan Semiconductor Manufacturing Co., Ltd.	339,000	6,410,804
Total		16,263,124
United Kingdom 16.9%
BP PLC	953,723	5,183,077
British American Tobacco PLC	221,367	9,763,429
Bunzl PLC	165,582	5,772,565
GSK PLC	450,854	9,828,791
Common Stocks (continued)
Issuer	Shares	Value ($)
IMI PLC	253,123	4,501,863
Imperial Brands PLC	300,333	6,781,521
Legal & General Group PLC	3,153,324	10,323,512
National Grid PLC	665,745	9,821,465
Reckitt Benckiser Group PLC	106,850	8,247,918
Unilever PLC	217,009	10,445,427
Vodafone Group PLC	4,965,816	8,175,845
Total		88,845,413
Total Common Stocks (Cost $420,669,478)		504,975,848

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Germany 1.7%
Fuchs Petrolub SE	282,391	8,687,377
Total Preferred Stocks (Cost $9,620,710)		8,687,377

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	3,873,784	3,872,234
Total Money Market Funds (Cost $3,872,234)		3,872,234
Total Investments in Securities (Cost $434,162,422)		517,535,459
Other Assets & Liabilities, Net		8,246,207
Net Assets		$525,781,666

2	Columbia Pyrford International Stock Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Pyrford International Stock Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
BMO Government Money Market Fund, Premier Class†
	33,935,545	83,811,441	(117,746,986)	—	—	—	799	—
Columbia Short-Term Cash Fund, 0.852%
	—	159,926,351	(156,054,117)	—	3,872,234	(2,825)	18,689	3,873,784
Total	33,935,545			—	3,872,234	(2,825)	19,488

†	Issuer was not an affiliate at the end of period.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Pyrford International Stock Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT319_08_M01_(07/22)